BUSINESS ACQUISITIONS - Cash Consideration Paid (Details) - USD ($) $ in Thousands	Dec. 17, 2018	Aug. 03, 2018
Polyair Acquisition
Disclosure of detailed information about business combination [line items]
Consideration paid in cash		$ 145,102
Less: cash balances acquired		140
Net cash consideration paid		$ 144,962
Maiweave Acquisition
Disclosure of detailed information about business combination [line items]
Consideration paid in cash	$ 20,802
Less: cash balances acquired	1
Net cash consideration paid	$ 20,801